Share based awards (Tables)	3 Months Ended
Mar. 31, 2026
Share-Based Payment Arrangement [Abstract]
Schedule of Stock Option Activity
The following table summarizes option activity for the three months ended March 31, 2026:

	Options Outstanding Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life
Outstanding at December 31, 2025	639,184	$179.12	3.90
Granted	—	—
Exercised	(10,174)	$106.64
Expired	(31,560)	$116.06
Outstanding at March 31, 2026	597,450	$183.69	3.92
Exercisable at March 31, 2026	517,846	$178.31	3.58

Schedule of Weighted Average Fair Values and Assumptions Used	The weighted average grant date fair values and assumptions used were as follows:

	Three Months Ended
	March 31, 2026	March 31, 2025
Weighted average grant date fair value	$—	$64.42
Assumptions:
Expected volatility	—	35%
Dividend yield	—	—%
Risk-free interest rate	—	4.00%
Expected life	—	4.4 years

Schedule of RSU and PSU Activity	The following table summarizes RSU and PSU activity for the three months ended March 31, 2026:

	PSU Outstanding Number of Shares	PSU Weighted Average Grant Date Fair Value	RSU Outstanding Number of Shares	RSU Weighted Average Grant Date Fair Value
Outstanding at December 31, 2025	16,474	$185.18	1,476,169	$162.53
Granted	—	—	—	—
Shares vested	—	—	(24,039)	$179.56
Forfeited	(6,177)	$185.18	(22,944)	$172.47
Outstanding at March 31, 2026	10,297	$185.18	1,429,186	$162.09

Schedule of Stock Compensation Expense
Stock compensation expense for the three months ended March 31, 2026 and March 31, 2025 has been allocated as follows:

	Three Months Ended
	March 31, 2026	March 31, 2025
	(in thousands)
Direct costs	$18,296	$5,381
Selling, general and administrative	8,686	6,913
Total	$26,982	$12,294